Stockholders Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Balances, December 31, 2013	1,680,000	$1.01	7.8	$458,600
Options cancelled and retired	(10,000)	2.65
Options exercised	—	—
Options granted	—	—
Balances, June 30, 2014	1,670,000	$1.01	7.3	$519,400

Options vested and exercisable and expected to be vested and exercisable at June 30, 2014	1,518,900	$1.03	7.3	$464,626
Options vested and exercisable at June 30, 2014	170,000	$1.38	6.2	$89,500

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Balances, December 31, 2011	180,000	$2.52	5.4	$2,400
Options cancelled and retired	-	-
Options exercised	-	-
Options granted	1,500,000	0.83
Balances, December 31, 2012	1,680,000	1.01	8.8	2,200
Options cancelled and retired	-	-
Options exercised	-	-
Options granted	-	-
Balances, December 31, 2013	1,680,000	$1.01	7.8	$458,600

Options vested and exerciseable and expected to be vested and exerciseable at December 31, 2013	1,518,900	$1.03	7.8	$410,270
Options vested and exerciseable at December 31, 2013	180,000	$2.52	3.4	$8,600

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]

	Options Outstanding, Vested and Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price Per Share	Number Exercisable	Weighted Average Exercise Price Per Share
$0.70	20,000	5.0	$0.70	20,000	$0.70
0.83	1,500,000	7.9	0.83	—	0.83
1.24	20,000	4.1	1.24	20,000	1.24
2.67	20,000	3.1	2.67	20,000	2.67
2.95	90,000	2.3	2.95	90,000	2.95
3.50	20,000	2.7	3.50	20,000	3.50
Total	1,670,000	7.3	$1.01	170,000	$1.38

	Options Outstanding, Vested and Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price Per Share	Number Exercisable	Weighted Average Exercise Price Per Share
$0.70	20,000	5.5	$0.70	20,000	$0.70
0.83	1,500,000	8.4	0.83	0	0.83
1.24	20,000	4.6	1.24	20,000	1.24
2.65	10,000	3.9	2.65	10,000	2.65
2.67	20,000	3.6	2.67	20,000	2.67
2.95	90,000	2.7	2.95	90,000	2.95
3.50	20,000	3.2	3.50	20,000	3.50
Total	1,680,000	7.8	$1.01	180,000	$2.52

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]

	Restricted Shares Outstanding
	Number of Shares	Weighted Average Grant Date Fair Value
Balances, December 31, 2013	1,665,000	$0.39
Shares cancelled and forfeited	—	—
Shares vested	(140,000)	0.83
Shares granted	140,000	1.13
Balances, June 30, 2014	1,665,000	$0.45

	Restricted Shares Outstanding
	Number of Shares	Weighted Average Grant Date Fair Value
Balances, December 31, 2011	400,000	$0.47
Shares cancelled and forfeited	-	-
Shares vested	-	-
Shares granted	1,247,500	0.36
Balances, December 31, 2012	1,647,500	$0.38
Shares cancelled and forfeited	-	-
Shares vested	(105,000)	0.82
Shares granted	140,000	$0.83
Balances, December 31, 2013	1,682,500	$0.39

Change in Non-Controlling Interest, Carrying amount
Balance at December 31, 2013	$5,613
Add: Income attributable to non-controlling interests	1,434
Less: Cash distribution to non-controlling interests	(1,851)
Balance at June 30, 2014	$5,196

Balance at December 31, 2012	$7,000
Add: Income attributable to non-controlling interests	1,470
Less: Cash distribution to non-controlling interests	(2,857)
Balance at December 31, 2013	$5,613